Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000088645
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class AAA
Trading Symbol	GVCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GVCAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$168	1.47%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Value 25 Fund outperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices. Unlike the economy, the stock market broadened out with smaller and traditionally “value” stocks gaining relative ground in the second half of the year. At 22x projected 2026 earnings, the overall market does not appear cheap, even when excluding the Mag 7 (21x) and when compared to historical markets in similar 2-4% interest rate regimes. Contributors to the portfolio included Newmont Corporation, Bank of New York Mellon, and American Express Company. Detractors included Paramount Global, Diageo plc, and Edgewell Personal Care.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
12/15	10,000	10,000	10,000
12/16	11,160	11,196	11,734
12/17	12,578	13,640	13,337
12/18	11,552	13,043	12,234
12/19	13,607	17,150	15,481
12/20	14,402	20,305	15,914
12/21	16,545	26,135	19,918
12/22	13,944	21,402	18,416
12/23	15,154	27,029	20,527
12/24	16,999	33,791	23,477
12/25	21,908	39,833	27,212

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	28.88%	8.75%	8.16%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 235,338,026
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,090,832
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$235,338,026 Number of Portfolio Holdings91 Portfolio Turnover Rate12% Management Fees$2,090,832
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	22.1%
Financial Services	15.5%
Metals and Mining	9.5%
Electronics	6.6%
Energy and Utilities	6.3%
Diversified Industrial	6.0%
Environmental Services	5.7%
Telecommunications	3.6%
Other Industry sectors	24.8%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	9.0%
The Bank of New York Mellon Corp.	6.9%
Sony Group Corp.	6.0%
Madison Square Garden Sports Corp.	5.4%
National Fuel Gas Co.	4.5%
American Express Co.	4.4%
Crane Co.	4.1%
Republic Services Inc.	3.9%
Warner Bros Discovery Inc.	3.5%
Sphere Entertainment Co.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCAX/
C000002904
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class C
Trading Symbol	GVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GVCCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$253	2.22%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Value 25 Fund outperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices. Unlike the economy, the stock market broadened out with smaller and traditionally “value” stocks gaining relative ground in the second half of the year. At 22x projected 2026 earnings, the overall market does not appear cheap, even when excluding the Mag 7 (21x) and when compared to historical markets in similar 2-4% interest rate regimes. Contributors to the portfolio included Newmont Corporation, Bank of New York Mellon, and American Express Company. Detractors included Paramount Global, Diageo plc, and Edgewell Personal Care.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/15	10,000	10,000	10,000	10,000
12/16	11,077	10,977	11,196	11,734
12/17	12,386	12,274	13,640	13,337
12/18	11,283	11,181	13,043	12,234
12/19	13,206	13,087	17,150	15,481
12/20	13,871	13,745	20,305	15,914
12/21	15,815	15,673	26,135	19,918
12/22	13,223	13,104	21,402	18,416
12/23	14,280	14,151	27,029	20,527
12/24	15,909	15,765	33,791	23,477
12/25	20,360	20,177	39,833	27,212

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	27.98%	7.98%	7.37%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	26.98%	7.98%	7.37%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 235,338,026
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,090,832
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$235,338,026 Number of Portfolio Holdings91 Portfolio Turnover Rate12% Management Fees$2,090,832
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	22.1%
Financial Services	15.5%
Metals and Mining	9.5%
Electronics	6.6%
Energy and Utilities	6.3%
Diversified Industrial	6.0%
Environmental Services	5.7%
Telecommunications	3.6%
Other Industry sectors	24.8%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	9.0%
The Bank of New York Mellon Corp.	6.9%
Sony Group Corp.	6.0%
Madison Square Garden Sports Corp.	5.4%
National Fuel Gas Co.	4.5%
American Express Co.	4.4%
Crane Co.	4.1%
Republic Services Inc.	3.9%
Warner Bros Discovery Inc.	3.5%
Sphere Entertainment Co.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCCX/
C000034316
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class I
Trading Symbol	GVCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GVCIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Value 25 Fund outperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices. Unlike the economy, the stock market broadened out with smaller and traditionally “value” stocks gaining relative ground in the second half of the year. At 22x projected 2026 earnings, the overall market does not appear cheap, even when excluding the Mag 7 (21x) and when compared to historical markets in similar 2-4% interest rate regimes. Contributors to the portfolio included Newmont Corporation, Bank of New York Mellon, and American Express Company. Detractors included Paramount Global, Diageo plc, and Edgewell Personal Care.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
12/15	50,000	50,000	50,000
12/16	55,955	55,980	58,670
12/17	63,335	68,200	66,684
12/18	58,402	65,213	61,170
12/19	69,095	85,749	77,404
12/20	73,434	101,527	79,571
12/21	84,692	130,675	99,591
12/22	71,717	107,010	92,082
12/23	78,379	135,143	102,635
12/24	88,279	168,955	117,383
12/25	114,293	199,165	136,059

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	29.47%	9.25%	8.62%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 235,338,026
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,090,832
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$235,338,026 Number of Portfolio Holdings91 Portfolio Turnover Rate12% Management Fees$2,090,832
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	22.1%
Financial Services	15.5%
Metals and Mining	9.5%
Electronics	6.6%
Energy and Utilities	6.3%
Diversified Industrial	6.0%
Environmental Services	5.7%
Telecommunications	3.6%
Other Industry sectors	24.8%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	9.0%
The Bank of New York Mellon Corp.	6.9%
Sony Group Corp.	6.0%
Madison Square Garden Sports Corp.	5.4%
National Fuel Gas Co.	4.5%
American Express Co.	4.4%
Crane Co.	4.1%
Republic Services Inc.	3.9%
Warner Bros Discovery Inc.	3.5%
Sphere Entertainment Co.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCIX/
C000002902
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class A
Trading Symbol	GABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$168	1.47%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Value 25 Fund outperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices. Unlike the economy, the stock market broadened out with smaller and traditionally “value” stocks gaining relative ground in the second half of the year. At 22x projected 2026 earnings, the overall market does not appear cheap, even when excluding the Mag 7 (21x) and when compared to historical markets in similar 2-4% interest rate regimes. Contributors to the portfolio included Newmont Corporation, Bank of New York Mellon, and American Express Company. Detractors included Paramount Global, Diageo plc, and Edgewell Personal Care.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/15	10,000	10,000	10,000	10,000
12/16	11,157	10,515	11,196	11,734
12/17	12,584	11,177	13,640	13,337
12/18	11,546	9,666	13,043	12,234
12/19	13,607	10,736	17,150	15,481
12/20	14,400	10,708	20,305	15,914
12/21	16,543	11,594	26,135	19,918
12/22	13,955	9,218	21,402	18,416
12/23	15,174	9,446	27,029	20,527
12/24	17,002	9,975	33,791	23,477
12/25	21,911	12,116	39,833	27,212

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	28.87%	8.76%	8.16%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	21.46%	7.47%	7.52%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 235,338,026
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,090,832
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$235,338,026 Number of Portfolio Holdings91 Portfolio Turnover Rate12% Management Fees$2,090,832
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	22.1%
Financial Services	15.5%
Metals and Mining	9.5%
Electronics	6.6%
Energy and Utilities	6.3%
Diversified Industrial	6.0%
Environmental Services	5.7%
Telecommunications	3.6%
Other Industry sectors	24.8%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	9.0%
The Bank of New York Mellon Corp.	6.9%
Sony Group Corp.	6.0%
Madison Square Garden Sports Corp.	5.4%
National Fuel Gas Co.	4.5%
American Express Co.	4.4%
Crane Co.	4.1%
Republic Services Inc.	3.9%
Warner Bros Discovery Inc.	3.5%
Sphere Entertainment Co.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABVX/